REVENUE - Net Sales by Product Category (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from External Customer [Line Items]
Sales	$ 1,236.4	$ 1,428.1	$ 1,302.3
Historic Office Segment
Revenue from External Customer [Line Items]
Sales	775.7	873.8	797.1
Historic Office Segment | Office Systems
Revenue from External Customer [Line Items]
Sales	359.1	449.4	439.2
Historic Office Segment | Seating
Revenue from External Customer [Line Items]
Sales	101.0	131.2	131.0
Historic Office Segment | Files and Storage
Revenue from External Customer [Line Items]
Sales	82.1	104.9	92.0
Historic Office Segment | Ancillary
Revenue from External Customer [Line Items]
Sales	201.0	134.4	91.9
Historic Office Segment | Other
Revenue from External Customer [Line Items]
Sales	32.5	53.9	43.0
Lifestyle Segment
Revenue from External Customer [Line Items]
Sales	460.7	554.3	505.2
Lifestyle Segment | Studio
Revenue from External Customer [Line Items]
Sales	374.8	439.9	395.2
Lifestyle Segment | Coverings
Revenue from External Customer [Line Items]
Sales	$ 85.9	$ 114.4	$ 110.0